SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Redeemable Noncontrolling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Redeemable Noncontrolling Interests
Noncontrolling Interest [Line Items]
Change in redemption value	$ (0.5)	$ (7.0)	$ 7.6